UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10527

                      UBS EQUITY OPPORTUNITY FUND II L.L.C.
               (Exact name of registrant as specified in charter)

                     1285 AVENUE OF THE AMERICAS, 37TH FLOOR
                               NEW YORK, NY 10019
               (Address of principal executive offices) (Zip code)

                                   JAMES DWYER
                        C/O UBS FINANCIAL SERVICES, INC.
                           1285 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10019
                     (Name and address of agent for service)

               Registrant's telephone number, including area code:
                                  212-882-5819

                      Date of fiscal year end: DECEMBER 31

                    Date of reporting period: MARCH 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

                                               UBS EQUITY OPPORTUNITY II, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
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                                                                  MARCH 31, 2006

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                                                                                                 REALIZED AND
                                                                                                  UNREALIZED
                                                                                                 GAIN/(LOSS)
                                                                              % OF MEMBERS'        FROM
INVESTMENT FUND:                            COST             FAIR VALUE          CAPITAL         INVESTMENTS           LIQUIDITY
----------------                        ------------        ------------      -------------      -----------         -------------

Abrams Bison Partners, L.P.             $ 19,000,000        $ 22,338,289          5.62%          $ 1,544,804            Annually
Avdan Partners, L.P.                      11,500,000          12,161,776          3.06               590,397            Annually
Alson Signature Fund II, L.P.             11,249,481          17,091,802          4.30               879,714           Quarterly
Caxton Alpha Growth Fund, L.L.C.          12,500,000          14,441,574          3.63               861,394            Monthly
Caxton Equity Growth Fund, L.L.C.          9,000,000          13,742,249          3.46               494,649            Annually
Cobalt Partners, L.P.                     22,000,000          36,911,096          9.28             1,275,842         Semi-Annually
Copper Beech Partners II                  12,000,000          16,392,744          4.12               118,814           Quarterly
Delta Insititutional Fund, L.P.           14,500,000          33,981,052          8.54             4,207,831           Quarterly
Forest Hill Select Fund, L.P.             13,300,000          14,997,450          3.77             1,048,078           Quarterly
JANA Partners Qualified, L.P.             20,000,000          20,635,548          5.19               635,548           Quarterly
JANA Piranha Fund, L.P.                    6,000,000           6,159,347          1.55               159,347           Quarterly
Level Global, L.P.                        20,000,000          24,107,308          6.06             1,213,010           Quarterly
North River Partners, L.P.                18,500,000          23,641,408          5.94               812,924           Quarterly
North Sound Legacy Fund LLC               13,000,000          21,522,584          5.41             1,550,701           Quarterly
Raptor Global Fund, L.P.                  18,500,000          29,208,386          7.34             1,633,653           Quarterly
RBJ Partners II, L.P.                     20,000,000          22,373,621          5.63               495,108         Semi-Annually
Spindrift Partners Fund L.P.              11,000,000          13,733,459          3.45             1,160,558         Semi-Annually
TCS Capital II, L.P.                      17,500,000          26,073,506          6.56             2,293,321         Semi-Annually
Wesley Capital QP, L.P.                   19,000,000          24,320,428          6.12             1,237,264           Quarterly
                                        ------------        ------------         -----           -----------
TOTAL                                   $288,549,481        $393,833,627         99.03%          $22,212,957
                                        ============        ============         =====           ===========



ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30A-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) UBS EQUITY OPPORTUNITY FUND II L.L.C.
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By (Signature and Title)*    /s/ Douglas Lindgren
                         -------------------------------------------------------
                             Douglas Lindgren, Principal Executive Officer
                             (principal executive officer)

Date    May 30, 2006
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas Lindgren
                         -------------------------------------------------------
                             Douglas Lindgren, Principal Executive Officer
                             (principal executive officer)

Date    May 30, 2006
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By (Signature and Title)*    /s/ Michael Mascis
                         -------------------------------------------------------
                             Michael Mascis, Principal Accounting Officer
                             (principal financial officer)

Date    May 30, 2006
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* Print the name and title of each signing officer under his or her signature.